Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 2,161
Current payables to related parties	2,363	15,845
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 2,161
Term of outstanding balances for related party transactions	30 days
Current payables to related parties	$ 662	1,918
Term of outstanding balances for related party transactions	30 days
MRO Commercial SA [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 979	8
Term of outstanding balances for related party transactions	30 days
And P International Services S.a.p.i De Cv [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 299	313
Term of outstanding balances for related party transactions	30 days
Mijares Angoitia Corts Y Fuentes S.c. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 146	105
Term of outstanding balances for related party transactions	30 days
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 117	620
Term of outstanding balances for related party transactions	30 days
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 80
Term of outstanding balances for related party transactions	30 days
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	$ 80
Term of outstanding balances for related party transactions	30 days
Grupo Aeroportuario Del Centro Norte [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties		$ 12,881
Term of outstanding balances for related party transactions	30 days